Taxation - Schedule of Reconciliation of Total Tax Expenses Computed by Applying Respective Statutory Income Tax Rate to Pre-Tax Income (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	(11.86%)	(2.75%)	(1.03%)
Super deduction on technology and content expenses	2.83%	3.52%	2.87%
Effect of preferential tax rate for high-tech enterprises	6.25%	(6.16%)	(2.69%)
Effect of different tax rates of a subsidiary operating in other jurisdiction	(1.85%)	(1.33%)	(0.12%)
Effect of enacted tax rate change of deferred tax liabilities		0.20%
Effect of expired tax loss	(0.54%)
Change in valuation allowance	(4.62%)	(9.42%)	(20.03%)
True up	(0.13%)	0.21%	0.11%
Total	15.08%	9.27%	4.11%